UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03907

                     The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                3435 Stelzer Road, Columbus, OH                 43219
--------------------------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

            Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:(800) 847-5886

Date of fiscal year end:February 29, 2008

Date of reporting period:February 29, 2008

Item 1. Reports to Stockholders.

------------------------------                    ------------------------------
                                     [LOGO]
                                 EMPIRE BUILDER
                              --------------------

Dear Shareholder,

     We are pleased to present The Empire Builder Tax Free Bond Fund Annual Report for the year ended February 29, 2008.

     For the past year, the Builder class was down 0.20%, and the Premier Class was down 0.08%. In last year's letter, we mentioned the troubles in the housing market and subprime mortgage industry. In response to these markets, the Federal Reserve Board cut the Federal Fund Rate six times; it now stands at 2.25%.

     The weakening housing and subprime markets continue to negatively impact the stock market, as well as other credit markets. In response to these conditions, the Treasuries market has seen higher activity due to investors seeking safety. This activity has left the municipal market looking extremely attractive compared to Treasuries. For example, the 10-year Treasury is yielding 3.404% while the 10-year municipal bond is yielding 3.750% (as of March 31, 2008). It is an excellent time to purchase additional shares of the Empire Builder Tax-Free Bond Fund, to take advantage of the disparity between municipals and Treasuries. As the right opportunities present themselves, we will extend the duration of the portfolio to enhance returns, while keeping principal intact. We will focus on increasing the yield of the Fund while maintaining the high credit quality of the bonds.

     In our opinion, The Empire Builder Tax-Free Bond Fund is well positioned for the next year. The no-load structure continues to offer value to the shareholder because there is no charge to purchase units. We also recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus
-----------------------
Seth M. Glickenhaus
President

*Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information for the most recent month end, please call 1-800-847-5886.

For more complete information on The Empire Builder Tax Free Bond Fund, you may request additional prospectuses by calling 1-800-847-5886. You should consider the fund's investment objectives, risk, charges and expenses carefully before you invest. Information about these and other important information is in the fund's prospectus which you should read carefully before investing.

Not FDIC insured. May lose value. No bank guarantee.

------------------------------                    ------------------------------
                                     [LOGO]
                                 EMPIRE BUILDER
                              --------------------

Market Conditions during the Fund's most recent fiscal year

     As we mentioned last  year,  the  10-year  Treasury  bond  is  the  leading benchmark for long-term interest rates. Interest rates in the 10-year Government Bond Market for the fiscal year ended February 29, 2008 began at approximately 4.556% and ended at 3.528%. It was a very volatile market this year, the 10-year traded in a range of approximately 3.45% to 5.248%. Throughout the year, we saw dramatic shifts in the interest rate of the 10-year bond.

     We try to enhance the value of the Fund whenever possible. We continue to manage the Fund conservatively taking advantage of opportunities that arise in the marketplace due to interest rate movements and quality enhancements.

     The following graphs  illustrate  the  total  return  based  on  a  $10,000 investment in Builder Class shares of the Fund made March 1, 1998, and a $20,000* investment in Premier Class shares of the Fund made March 1, 1998, held in each through February 29, 2008, as well as the performance of the Lehman Municipal Bond Index over the same period.

     The Lehman Municipal Bond Index includes 25,000 long-term, investment grade, municipal bonds. In the opinion of the Fund's adviser, this index most accurately represents the performance of the broad municipal bond market. However, there are substantial differences between the index and the Fund. First, the index covers municipal bonds nationwide, whereas the Fund invests only in New York tax exempt bonds. Second, the index does not reflect the cost and expenses of actually obtaining the underlying bonds. Third, the index had a higher level of volatility than the Fund during the ten years ended December 31, 2007, as measured by Beta. Finally, the index represents an unmanaged portfolio whereas the Fund is professionally managed.

     The graphs assume all dividends and distributions are reinvested at net asset value. Return calculations assume the reinvestment distributions and do not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be higher or lower. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed maybe worth more or less than the original cost.

* The minimum initial investment into the Premier Class is $20,000

             Past performance is not a guarantee of future results.

[The following information was depicted as a line chart in the printed material]

                                Empire
                                Builder
                               Tax Free
                               Bond Fund    Lehman Municipal
                   Date      Builder Class     Bond Index
               ----------    -------------  ----------------
                2/28/1998        10,000          10,000
                3/31/1998        10,003          10,009
                4/30/1998         9,912           9,964
                5/31/1998        10,080          10,121
                8/31/1998        10,300          10,344
                7/31/1998        10,119          10,187
                8/31/1998        10,300          10,344
                9/30/1998        10,418          10,473
               10/31/1998        10,399          10,473
               11/30/1998        10,434          10,510
               12/31/1998        10,436          10,536
                1/31/1999        10,550          10,661
                2/28/1999        10,485          10,615
                3/31/1999        10,488          10,629
                4/30/1999        10,501          10,656
                5/31/1999        10,403          10,594
                6/30/1999        10,244          10,442
                7/31/1999        10,258          10,480
                8/31/1999        10,129          10,396
                9/30/1999        10,094          10,400
               10/31/1999         9,901          10,287
               11/30/1999        10,071          10,397
               12/31/1999         9,934          10,319
                1/31/2000         9,858          10,274
                2/29/2000        10,024          10,394
                3/31/2000        10,304          10,621
                4/30/2000        10,194          10,558
                5/31/2000        10,129          10,503
                6/30/2000        10,440          10,781
                7/31/2000        10,591          10,932
                8/31/2000        10,767          11,100
                9/30/2000        10,679          11,042
               10/31/2000        10,818          11,163
               11/30/2000        10,932          11,247
               12/31/2000        11,289          11,525
                1/31/2001        11,327          11,639
                2/28/2001        11,343          11,676
                3/31/2001        11,465          11,781
                4/30/2001        11,317          11,653
                5/31/2001        11,428          11,779
                6/30/2001        11,499          11,857
                7/31/2001        11,700          12,033
                8/31/2001        11,869          12,231
                9/30/2001        11,738          12,190
               10/31/2001        11,896          12,336
               11/30/2001        11,789          12,232
               12/31/2001        11,629          12,116
                1/31/2002        11,849          12,326
                2/28/2002        11,993          12,475
                3/31/2002        11,739          12,230
                4/30/2002        11,961          12,469
                5/31/2002        11,978          12,545
                6/30/2002        12,093          12,678
                7/31/2002        12,237          12,841
                8/31/2002        12,416          12,995
                9/30/2002        12,723          13,280
               10/31/2002        12,494          13,059
               11/30/2002        12,399          13,005
               12/31/2002        12,673          13,279
                1/31/2003        12,616          13,246
                2/28/2003        12,788          13,431
                3/31/2003        12,799          13,439
                4/30/2003        12,923          13,528
                5/31/2003        13,241          13,845
                6/30/2003        13,144          13,786
                7/31/2003        12,670          13,303
                8/31/2003        12,761          13,403
                9/30/2003        13,124          13,797
               10/31/2003        12,990          13,727
               11/30/2003        13,077          13,870
               12/31/2003        13,165          13,985
                1/31/2004        13,202          14,065
                2/29/2004        13,319          14,277
                3/31/2004        13,284          14,227
                4/30/2004        13,064          13,890
                5/31/2004        13,054          13,840
                6/30/2004        13,083          13,890
                7/31/2004        13,209          14,073
                8/31/2004        13,387          14,355
                9/30/2004        13,427          14,431
               10/31/2004        13,473          14,555
               11/30/2004        13,388          14,436
               12/31/2004        13,450          14,612
                1/31/2005        13,498          14,748
                2/28/2005        13,467          14,699
                3/31/2005        13,410          14,607
                4/30/2005        13,512          14,837
                5/31/2005        13,555          14,942
                6/30/2005        13,604          15,035
                7/31/2005        13,570          14,966
                8/31/2005        13,644          15,118
                9/30/2005        13,594          15,016
               10/31/2005        13,541          14,925
               11/30/2005        13,581          14,996
               12/31/2005        13,656          15,125
                1/31/2006        13,674          15,166
                2/28/2006        13,746          15,268
                3/31/2006        13,650          15,162
                4/30/2006        13,647          15,157
                5/31/2006        13,693          15,225
                6/30/2006        13,620          15,167
                7/31/2006        13,784          15,348
                8/31/2006        13,947          15,576
                9/30/2006        14,023          15,684
               10/31/2006        14,100          15,782
               11/30/2006        14,214          15,914
               12/31/2006        14,131          15,858
                1/31/2007        14,088          15,817
                2/28/2007        14,219          16,026
                3/31/2007        14,168          15,986
                4/30/2007        14,179          16,033
                5/31/2007        14,143          15,962
                6/30/2007        14,097          15,880
                7/31/2007        14,183          16,003
                8/31/2007        14,154          15,934
                9/30/2007        14,296          16,169
               10/31/2007        14,324          16,241
               11/30/2007        14,434          16,345
               12/31/2007        14,459          16,390
                1/31/2008        14,601          16,597
                2/29/2008        14,190          15,837

                          Average Annual Total Return
                          Empire Builder Premier Class

                                                                                     Expense
                                                       1 Year   5 Years   10 Years    Ratio
--------------------------------------------------------------------------------------------
Empire Builder Tax Free Bond Fund -- Builder Class     -0.20%    2.10%     3.56%      1.10%
--------------------------------------------------------------------------------------------
Lehman Municipal Bond Index                            -1.17%    3.35%     4.71%       NA
--------------------------------------------------------------------------------------------

[The following information was depicted as a line chart in the printed material]

                                Empire
                               Builder
                               Tax Free
                               Bond Fund   Lehman Municipal
                   Date      Premier Class     Bond Index
               ----------    ------------- ----------------
                2/28/1998        20,000          20,000
                3/31/1998        20,012          20,018
                4/30/1998        19,836          19,927
                5/31/1998        20,178          20,243
                6/30/1998        20,237          20,323
                7/31/1998        20,265          20,373
                8/31/1998        20,633          20,688
                9/30/1998        20,875          20,946
               10/31/1998        20,841          20,946
               11/30/1998        20,916          21,019
               12/31/1998        20,924          21,072
                1/31/1999        21,157          21,323
                2/28/1999        21,031          21,229
                3/31/1999        21,054          21,259
                4/30/1999        21,074          21,312
                5/31/1999        20,882          21,188
                6/30/1999        20,568          20,883
                7/31/1999        20,602          20,959
                8/31/1999        20,347          20,792
                9/30/1999        20,282          20,800
               10/31/1999        19,900          20,575
               11/30/1999        20,248          20,794
               12/31/1999        19,977          20,639
                1/31/2000        19,828          20,549
                2/29/2000        20,165          20,787
                3/31/2000        20,732          21,242
                4/30/2000        20,516          21,116
                5/31/2000        20,391          21,007
                6/30/2000        21,024          21,563
                7/31/2000        21,347          21,863
                8/31/2000        21,696          22,200
                9/30/2000        21,525          22,085
               10/31/2000        21,813          22,326
               11/30/2000        22,050          22,494
               12/31/2000        22,776          23,050
                1/31/2001        22,857          23,279
                2/28/2001        22,894          23,352
                3/31/2001        23,148          23,562
                4/30/2001        22,855          23,307
                5/31/2001        23,085          23,557
                6/30/2001        23,235          23,715
                7/31/2001        23,648          24,067
                8/31/2001        23,995          24,463
                9/30/2001        23,733          24,381
               10/31/2001        24,057          24,671
               11/30/2001        23,845          24,463
               12/31/2001        23,526          24,232
                1/31/2002        23,975          24,652
                2/28/2002        24,270          24,949
                3/31/2002        23,760          24,460
                4/30/2002        24,214          24,938
                5/31/2002        24,256          25,090
                6/30/2002        24,497          25,355
                7/31/2002        24,795          25,681
                8/31/2002        25,162          25,990
                9/30/2002        25,789          26,559
               10/31/2002        25,330          26,119
               11/30/2002        25,140          26,010
               12/31/2002        25,703          26,559
                1/31/2003        25,592          26,492
                2/28/2003        25,945          26,862
                3/31/2003        25,974          26,878
                4/30/2003        26,231          27,056
                5/31/2003        26,883          27,690
                6/30/2003        26,693          27,572
                7/31/2003        25,749          26,607
                8/31/2003        25,936          26,805
                9/30/2003        26,662          27,593
               10/31/2003        26,393          27,454
               11/30/2003        26,588          27,741
               12/31/2003        26,755          27,970
                1/31/2004        26,831          28,131
                2/29/2004        27,087          28,554
                3/31/2004        27,019          28,454
                4/30/2004        26,577          27,780
                5/31/2004        26,547          27,680
                6/30/2004        26,626          27,781
                7/31/2004        26,888          28,146
                8/31/2004        27,255          28,710
                9/30/2004        27,327          28,863
               10/31/2004        27,427          29,111
               11/30/2004        27,258          28,871
               12/31/2004        27,406          29,223
                1/31/2005        27,494          29,497
                2/28/2005        27,436          29,398
                3/31/2005        27,341          29,213
                4/30/2005        27,537          29,674
                5/31/2005        27,629          29,883
                6/30/2005        27,733          30,069
                7/31/2005        27,669          29,933
                8/31/2005        27,824          30,235
                9/30/2005        27,743          30,031
               10/31/2005        27,623          29,849
               11/30/2005        27,709          29,992
               12/31/2005        27,867          30,250
                1/31/2006        27,908          30,332
                2/28/2006        28,057          30,536
                3/31/2006        27,866          30,325
                4/30/2006        27,867          30,315
                5/31/2006        27,965          30,450
                6/30/2006        27,837          30,335
                7/31/2006        28,177          30,696
                8/31/2006        28,500          31,151
                9/30/2006        28,675          31,368
               10/31/2006        28,838          31,565
               11/30/2006        29,060          31,828
               12/31/2006        28,893          31,715
                1/31/2007        28,827          31,634
                2/28/2007        29,096          32,051
                3/31/2007        28,977          31,972
                4/30/2007        29,022          32,067
                5/31/2007        28,936          31,925
                6/30/2007        28,848          31,759
                7/31/2007        29,030          32,006
                8/31/2007        28,976          31,867
                9/30/2007        29,270          32,339
               10/31/2007        29,333          32,483
               11/30/2007        29,580          32,690
               12/31/2007        29,619          32,781
                1/31/2008        29,930          33,194
                2/29/2008        29,073          31,674

                                                                                     Expense
                                                       1 Year   5 Years   10 Years    Ratio
--------------------------------------------------------------------------------------------
Empire Builder Tax Free Bond Fund -- Premier Class     -0.08%    2.30%     3.81%      1.30%
--------------------------------------------------------------------------------------------
Lehman Municipal Bond Index                            -1.17%    3.35%     4.71%       NA
--------------------------------------------------------------------------------------------

             Past performance is not a guarantee of future results.

Expense Examples (Unaudited):

     As a shareholder of The Empire Builder Tax Free Bond Fund, you incur two types of costs: (1) transaction costs, exchange fees and (2) ongoing costs, including management fees; and other Fund expenses.

     These examples are intended to help you understand your ongoing costs (in dollars) of investing in The Empire Builder Tax Free Bond Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 through February 29, 2008.

Actual Example

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.



                                           Beginning        Ending         Expenses Paid       Expense Ratio
                                         Account Value   Account Value     During Period*      During Period
The Empire Builder Tax Free Bond Fund       9/1/07          2/29/08      9/1/07 -- 2/29/08   9/1/07 -- 2/29/08
-------------------------------------    -------------   -------------   -----------------   -----------------
Builder Class .......................      $1,000.00       $1,002.40           $6.32               1.27%
Premier Class .......................       1,000.00        1,003.20            5.48               1.10%

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on The Empire Builder Tax Free Bond Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           Beginning        Ending         Expenses Paid       Expense Ratio
                                         Account Value   Account Value     During Period*      During Period
The Empire Builder Tax Free Bond Fund       9/1/07          2/29/08      9/1/07 -- 2/29/08   9/1/07 -- 2/29/08
-------------------------------------    -------------   -------------   -----------------   -----------------
Builder Class .......................      $1,000.00       $1,018.55           $6.37               1.27%
Premier Class .......................       1,000.00        1,019.39            5.52               1.10%

Summary of Portfolio Holdings (Unaudited):

                                                                      Percent of
The Empire Builder Tax Free Bond Fund                                 Net Assets
-------------------------------------                                 ----------
New York State Agencies ..........................................      41.3%
New York City ....................................................      27.1
Other New York State Bonds .......................................      15.4
Other New York State Agencies ....................................       4.5
                                                                        ----
                                                                        88.3%
                                                                        ====

----------
* Expenses are equal to the average value times the Fund's annualized expense ratio multiplied by the number of days in the most recent half-year divided by the number of days in the fiscal year.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                  Portfolio of Investments -- February 29, 2008

                                                                                           Principal     Fair Value
Credit Ratings**                                                                            Amount        (Note 2)
----------------                                                                           ---------     ----------
                   Municipal Securities (88.3%)
                   New York City (27.1%)
    AA2/AA+        New York City Municipal Water Finance Authority,
                     Water & Sewer System Revenue, Series A,
                        5.125%, 6/15/2034, Callable 6/15/2012 @ 100 ....................... $4,000,000    $ 3,917,680
                   New York City, General Obligation
                     Series A
    AAA/AAA             5.250%, 11/1/2015, (MBIA) .........................................  5,000,000      5,279,800
                     Series B
    AAA/AAA             5.250%, 8/1/2017, Callable 12/19/2007 @ 101, (AMBAC) ..............    130,000        131,565
     A3/AA              5.125%, 8/1/2019, Callable 8/1/2010 @ 101, (FGIC) .................  2,000,000      2,034,560
                     Series D1
     AA3/AA             5.125%, 12/1/2023, Callable 12/1/2017 @ 100 .......................  3,000,000      2,975,760
    AAA/AAA        New York City, Health & Hospitals Corporation,
                   Health System Revenue, Series A,
                     5.500%, 2/15/2018, Callable 2/15/2012 @ 100, (FSA) ...................  1,000,000      1,053,460
                   New York City, Transitional Finance Authority, Series B
    AA1/AAA          4.750%, 11/15/2015, Callable 5/15/2008 @ 101 .........................  5,000,000      5,058,250
    AA2/AAA          5.000%, 11/1/2016, Non Callable ......................................  1,500,000      1,612,170
    AA2/AAA          5.000%, 11/1/2017, Callable 5/1/2017 @ 100 ...........................  1,305,000      1,390,752
                                                                                                           ----------
                   Total New York City                                                                     23,453,997
                                                                                                           ----------
                   New York State Agencies (41.3%)
                   New York State Dormitory Authority (41.3%)
                   Augustana Lutheran Home for the Aged, Series A
    AAA/AAA          5.500%, 8/1/2020, Callable 8/1/2010 @ 101, (FHA/MBIA) ................    845,000        866,007
    AAA/AAA          5.500%, 8/1/2030, Callable 8/1/2010 @ 101, (FHA/MBIA) ................    750,000        742,335
     NR/AAA        Concord Nursing Home, Inc.,
                     5.500%, 2/15/2030, Callable 2/15/2018 @ 103, (GNMA) ..................  1,000,000        976,320
    AAA/AAA        Good Samaritan Medical Center, Series A,
                     5.625%, 7/1/2012, Callable 7/1/2009 @ 101, (MBIA) ....................  1,365,000      1,420,719
     AA2/AA        Memorial Sloan-Kettering Cancer Center, Series 1,
                     5.000%, 7/1/2034, Callable 7/1/2013 @ 100 ............................  2,875,000      2,695,054
    AAA/AAA        Mental Health Services Facilities Improvement, Series A,
                     5.000%, 2/15/2019, Callable 2/15/2015 @ 100, (AMBAC) .................  2,500,000      2,560,300
    AA2/AAA        Montefiore Medical Center
                     5.000%, 8/1/2022, Callable 2/1/2018 @ 100, (FHA) .....................  1,000,000        996,900
    AA2/AAA          5.000%, 8/1/2024, Callable 2/1/2018 @ 100, (FHA) .....................  1,000,000        985,650
    AAA/AAA        New York Medical College, 5.250%, 7/1/2013,
                     Callable 7/1/2008 @ 101, (MBIA) ......................................  1,015,000      1,030,662
    AAA/AAA        New York University, Series 2, 5.500%, 7/1/2018,
                     Callable 7/1/2011 @ 100, (AMBAC) .....................................    500,000        528,505

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                           Principal     Fair Value
Credit Ratings**   Municipal Securities -- continued                                        Amount        (Note 2)
----------------   ---------------------------------                                       ---------     ----------
                   New York State Dormitory Authority -- continued
                   Park Ridge Housing, Inc.
    AAA/AAA          6.375%, 8/1/2020, Callable 8/1/2010 @ 101, (AMBAC/FNMA) .............. $1,000,000     $1,073,010
    AAA/AAA          6.500%, 8/1/2025, Callable 8/1/2010 @ 101, (AMBAC/FNMA) ..............  1,470,000      1,564,697
                   Rochester Institute of Technology, Series A
     AAA/NR          5.250%, 7/1/2016, Callable 7/1/2012 @ 100, (AMBAC) ...................  2,045,000      2,144,592
     AAA/NR          5.250%, 7/1/2017, Callable 7/1/2012 @ 100, (AMBAC) ...................  2,155,000      2,250,380
    AAA/AAA        School Districts Financing, Series C, 5.250%, 4/1/2021,
                     Callable 10/1/2012 @ 100, (MBIA) .....................................  1,300,000      1,338,220
    AAA/AAA        Special Acts School Districts Program, 6.000%, 7/1/2019,
                     Callable 4/21/2008 @ 100, (MBIA) .....................................  3,540,000      3,549,416
                   St. Lawrence -- Lewis BOCES
    AAA/AAA          4.000%, 8/15/2018, Callable 8/15/2017 @ 100,
                        (FSA State Aid Withholding) .......................................    100,000         98,155
    AAA/AAA          4.125%, 8/15/2020, Callable 8/15/2017 @ 100,
                        (FSA State Aid Withholding) .......................................    110,000        104,258
    AAA/AAA          4.250%, 8/15/2021, Callable 8/15/2017 @ 100, (FSA) ...................    100,000         94,316
      AAA          State Personal Income Tax, Series C,
                     5.000%, 12/15/2031, Callable 12/15/2016 @ 100 ........................  2,000,000      1,948,280
     NR/AA-        State Supported Debt, Department of Education,
                     Series A, 5.000%, 7/1/2018, Callable 7/1/2016 @ 100 ..................  1,000,000      1,037,140
     A1/A+         University of Rochester, Series A1, 5.000%, 7/1/2019,
                     Callable 1/1/2017 @ 100 ..............................................  2,305,000      2,366,036
                   Upstate Community Colleges
                     Series B
     A3/AA              5.250%, 7/1/2015, Callable 7/1/2014 @ 100, (FGIC) .................  3,140,000      3,369,848
                     Series A
    AAA/AAA             6.000%, 7/1/2019, Prerefunded 7/1/2010 @ 101, (FSA) ...............  1,000,000      1,081,260
    AAA/AAA             6.000%, 7/1/2020, Prerefunded 7/1/2010 @ 101, (FSA) ...............    845,000        913,665
                                                                                                           ----------
                   Total New York State Agencies                                                            35,735,725
                                                                                                           ----------
                   Other New York State Agencies (4.5%)
    AAA/AAA        Metropolitan Transportation Authority, Service Contracts, Series A,
                     5.000%, 7/1/2030, Callable 7/1/2012 @ 100, (AMBAC)                      2,350,000      2,288,171
    AAA/AAA        New York State Environmental Facilities Corp., State Water
                     Pollution Control Revenue, Revolving Fund, Pooled Loan,
                        5.900%, 1/15/2018, Callable 4/21/2008 @ 101,
                        (POL CTL-SRF)                                                          725,000        726,871
     A1/AA-        New York State Urban Development Corp., Empire State
                     Development, University Facilities Grants,
                        6.000%, 1/1/2009, Non Callable                                         905,000        930,204
                                                                                                           ----------
                   Total Other New York State Agencies                                                       3,945,246
                                                                                                           ----------

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                           Principal     Fair Value
Credit Ratings**   Municipal Securities -- continued                                        Amount        (Note 2)
----------------   ---------------------------------                                       ---------     ----------
                   Other New York State Bonds (15.4%)
     A3/NR         Albany Housing Authority, Limited Obligation,
                     6.250%, 10/1/2012, Callable 4/21/2008 @ 100                            $1,000,000     $1,002,460
                   Corning, City School District, General Obligation
     AAA/NR          5.000%, 6/15/2012, Non Callable, (FSA)                                  1,000,000      1,070,140
     AAA/NR          5.000%, 6/15/2013, Callable 6/15/2012 @ 100, (FSA)                        970,000      1,033,642
     AAA/NR          5.000%, 6/15/2014, Callable 6/15/2012 @ 100, (FSA)                        600,000        632,994
                   Evans, General Obligation
    AAA/AAA          6.800%, 4/15/2012, Non Callable, (AMBAC)                                  225,000        254,941
    AAA/AAA          6.800%, 4/15/2013, Non Callable, (AMBAC)                                  225,000        259,009
     A3/NR         Fayetteville Manlius, Central School District, General Obligation,
                     5.000%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC)                       375,000        390,949
                   Ilion, Central School District, General Obligation, Series B
     A3/NR           5.500%, 6/15/2015, Callable 6/15/2012 @ 101, (FGIC)                       550,000        589,891
     A3/NR           5.500%, 6/15/2016, Callable 6/15/2012 @ 101, (FGIC)                       500,000        533,000
    AAA/AAA        Mount Sinai, Union Free School District, General Obligation,
                     6.200%, 2/15/2012, Non Callable, (AMBAC)                                1,065,000      1,174,599
                   North Hempstead, General Obligation, Series B
     A3/AA           6.375%, 4/1/2009, Non Callable, (FGIC)                                    570,000        592,902
     A3/AA           6.400%, 4/1/2010, Non Callable, (FGIC)                                    560,000        599,127
    AAA/AAA        Oneida County, IDA Civic Facilities, Mohawk Valley Network,
                     St. Luke's Memorial Hospital, 5.000%, 1/1/2013,
                     Callable 1/1/2010 @ 101, (FSA)                                          2,000,000      2,030,240
     AAA/NR        Oyster Bay, General Obligation,
                     5.000%, 3/15/2011, Non Callable, (FSA)                                    430,000        455,224
     AAA/NR        Southern Cayuga, Central School District, General Obligation,
                     5.000%, 5/15/2014, Callable 5/15/2012 @ 100, (FSA)                        400,000        422,400
                   Suffolk County, General Obligation, Series D
     A3/AA           5.000%, 11/1/2015, Callable 11/1/2008 @ 101, (FGIC)                     1,125,000      1,143,990
     A3/AA           5.000%, 11/1/2016, Callable 11/1/2008 @ 101, (FGIC)                     1,110,000      1,126,839
                                                                                                          -----------
                   Total Other New York State Bonds                                                        13,312,347
                                                                                                          -----------
                   Total Municipal Securities (Cost $76,701,720)                                           76,447,315
                                                                                                          -----------
                   Short Term Investment (0.0%)(a)
                   Dreyfus New York Municipal Cash Management Fund                              10,000         10,000
                                                                                                          -----------
                   Total Investments (Cost $76,711,720)(b) -- 88.3%                                       $76,457,315
                   Net Other Assets (Liabilities) -- 11.7%                                                 10,126,239
                                                                                                          -----------
                   NET ASSETS -- 100.0%                                                                   $86,583,554
                                                                                                          ===========

----------
(a)   Variable or Floating Rate Security.
(b) See notes to financial statements for tax unrealized appreciation/depreciation of securities.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

AMBAC       Insured as to principal and interest by the American Municipal Bond Insurance Corp.
FGIC        Insured as to principal and interest by the Financial Guaranty Insurance Co.
FHA         Insured as to principal and interest by the Federal Housing Administration.
FNMA        Insured as to principal and interest by the Federal National Mortgage Association.
FSA         Insured as to principal and interest by Federal Security Assurance.
GNMA        Insured as to principal and interest by Government National Mortgage Association
MBIA        Insured as to principal and interest by the Municipal Bond Insurance Association.
POL CTL-SRF Insured as to principal and interest by Pollution Control State Revenue Fund.

**Credit Ratings given by Moody's Investor Service, Inc. and Standard & Poor's Corp. (Unaudited)

 Moody's    Standard&Poor's
   Aaa            AAA         Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
   Aa             AA          Instrument judged to be of high quality by all standards.
    A              A          Instrument judged to be of adequate quality by all standards.
   NR             NR          Not Rated. In the opinion of the Investment Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                       Statement of Assets and Liabilities
                               February 29, 2008

Assets:
   Investments in securities, at fair value (cost $76,711,720) (Note 2) ...................   $76,457,315
   Cash ...................................................................................     6,361,483
   Interest and dividends receivable ......................................................       913,290
   Receivable for capital shares issued ...................................................            20
   Receivable for investments sold ........................................................     4,905,750
   Prepaid expenses and other assets ......................................................        59,388
                                                                                              -----------
     Total Assets .........................................................................    88,697,246

Liabilities:
   Dividends payable ......................................................    $    14,255
   Payable for investments purchased ......................................      1,969,000
   Payable for capital shares redeemed ....................................            200
   Advisory fees payable (Note 4) .........................................         28,272
   Administration fees payable (Note 4) ...................................          2,205
   Transfer agency fees payable (Note 4) ..................................         26,771
   Fund accounting fees payable ...........................................            169
   Custodian fees payable .................................................          1,852
   Compliance services fees payable (Note 4) ..............................            524
   Trustees' fees payable .................................................          3,285
   Other accrued expenses .................................................         67,159
                                                                               -----------
     Total Liabilities ....................................................................     2,113,692
                                                                                              -----------
Net assets ................................................................................   $86,583,554
                                                                                              ===========
Net Assets:
   Capital ................................................................................   $86,838,808
   Accumulated undistributed net investment income ........................................        13,697
   Accumulated undistributed net realized losses from investments .........................       (14,546)
   Net unrealized depreciation of investments .............................................      (254,405)
                                                                                              -----------
Net Assets ................................................................................   $86,583,554
                                                                                              ===========

Builder Class:
   Net Assets .............................................................    $41,335,605
   Shares of Beneficial Interest Outstanding ..............................      2,436,508
                                                                               -----------
   Net Asset Value, Offering and Redemption Price per share ...............    $     16.97
                                                                               ===========
Premier Class:
   Net Assets .............................................................    $45,247,949
   Shares of Beneficial Interest Outstanding ..............................      2,666,580
                                                                               -----------
   Net Asset Value, Offering and Redemption Price per share ...............    $     16.97
                                                                               ===========


    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                             Statement of Operations
                      For the Year Ended February 29, 2008

Investment Income:
   Interest ...............................................................    $ 3,917,087
   Dividend ...............................................................         64,180
                                                                               -----------
   Total Investment Income ................................................      3,981,267

Expenses:
   Advisory fees (Note 4) .................................  $   365,684
   Administration fees (Note 4) ...........................      206,000
   Fund accounting fees (Note 4) ..........................       63,629
   Transfer agency fees -- Builder Class (Note 4) .........      112,529
   Transfer agency fees -- Premier Class (Note 4) .........       37,673
   Custody fees ...........................................       30,315
   Trustees' fees (Note 4) ................................       55,293
   Audit fees .............................................       57,191
   Compliance services fee (Note 4) .......................       68,504
   Other fees .............................................      125,825
                                                             -----------
     Total Expenses .......................................    1,122,643
     Less: Custody fee credit .............................      (25,769)
                                                             -----------
   Total Net Expenses .....................................................      1,096,874
                                                                               -----------
Net Investment Income .....................................................      2,884,393
                                                                               -----------
Realized/Unrealized Losses on Investments (Notes 2 and 3)
   Net realized losses from investment transactions .......      (43,534)
   Change in unrealized appreciation/depreciation from
     investment transactions ..............................   (2,926,610)
                                                             -----------
     Net realized/unrealized losses from investments ......................     (2,970,144)
                                                                               -----------
Change in net assets resulting from operations ............................    $   (85,751)
                                                                               ===========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      Statements of Changes in Net Assets

                                                                                         Year Ended             Year Ended
                                                                                     February 29, 2008        February 28, 2007
                                                                                     -----------------        -----------------
From Investment Activities:
Operations:
  Net investment income .........................................................       $ 2,884,393             $  3,201,587
  Net realized gains (losses) from investment transactions ......................           (43,534)                 851,324
  Change in unrealized appreciation/depreciation from investment transactions ...        (2,926,610)                (643,480)
                                                                                        -----------             ------------
  Change in net assets resulting from operations ................................           (85,751)               3,409,431
                                                                                        -----------             ------------
Distributions to Shareholders from:
Net investment income:
  Builder Class .................................................................        (1,359,940)              (1,465,943)
  Premier Class .................................................................        (1,597,660)              (1,721,433)
Net realized gains from investment transactions:
  Builder Class .................................................................          (222,248)                (150,345)
  Premier Class .................................................................          (245,249)                (165,902)
                                                                                        -----------             ------------
     Total distributions ........................................................        (3,425,097)              (3,503,623)
                                                                                        -----------             ------------
Change in net assets from capital share transactions ............................        (4,768,154)              (6,906,289)
                                                                                        -----------             ------------
  Change in net assets ..........................................................        (8,279,002)              (7,000,481)
Net Assets:
  Beginning of period ...........................................................        94,862,556              101,863,037
                                                                                        -----------             ------------
  End of period .................................................................       $86,583,554             $ 94,862,556
                                                                                        ===========             ============
  Accumulated net investment income .............................................       $    13,697             $    108,267
                                                                                        ===========             ============
Capital Transactions:
Builder Class
  Proceeds from shares issued ...................................................       $   826,510             $    731,923
  Dividends reinvested ..........................................................         1,446,247                1,509,355
  Value of shares redeemed ......................................................        (4,269,790)              (5,504,685)
                                                                                        -----------             ------------
     Total Builder Class ........................................................        (1,997,033)              (3,263,407)
                                                                                        -----------             ------------
Premier Class
  Proceeds from shares issued ...................................................           735,984                  469,568
  Dividends reinvested ..........................................................         1,531,526                1,623,363
  Value of shares redeemed ......................................................        (5,038,631)              (5,735,813)
                                                                                        -----------             ------------
     Total Premier Class ........................................................        (2,771,121)              (3,642,882)
                                                                                        -----------             ------------
  Change in net assets from capital share transactions ..........................       $(4,768,154)            $ (6,906,289)
                                                                                        ===========             ============
Share Transactions:
Builder Class
  Issued ........................................................................            47,542                   41,662
  Reinvested ....................................................................            83,198                   85,919
  Redeemed ......................................................................          (245,071)                (313,777)
                                                                                        -----------             ------------
     Total Builder Class Shares .................................................          (114,331)                (186,196)
                                                                                        -----------             ------------
Premier Class
  Issued ........................................................................            42,377                   26,740
  Reinvested ....................................................................            88,105                   92,388
  Redeemed ......................................................................          (288,649)                (326,261)
                                                                                        -----------             ------------
     Total Premier Class Shares .................................................          (158,167)                (207,133)
                                                                                        -----------             ------------

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
      For a share of beneficial interest outstanding throughout each period

                                     Year Ended           Year Ended          Year Ended          Year Ended         Year Ended
                                 February 29, 2008    February 28, 2007   February 28, 2006   February 28, 2005   February 29, 2004
                                 -----------------    -----------------   -----------------   -----------------   -----------------
                                 Builder   Premier     Builder  Premier    Builder  Premier    Builder  Premier    Builder  Premier
                                  Class     Class       Class    Class      Class    Class      Class    Class      Class    Class
                                 -------   -------    --------  -------   --------  -------   --------  -------   --------  -------
Net Asset Value,
   Beginning of Period .......   $ 17.64   $ 17.65     $ 17.66  $ 17.66    $ 17.77  $ 17.77    $ 18.12  $ 18.13    $ 18.08  $ 18.08
                                 -------   -------     -------  -------    -------  -------    -------  -------    -------  -------
Investment Activities:
   Net investment income .....      0.54      0.57        0.56     0.59       0.46     0.50       0.41     0.45       0.51     0.55
   Net realized/unrealized
     gains/(losses) on
     investments .............     (0.57)    (0.58)       0.04     0.05      (0.10)   (0.10)     (0.22)   (0.23)      0.22     0.23
                                 -------   -------     -------  -------    -------  -------    -------  -------    -------  -------
   Total from Investment
     Operations ..............     (0.03)    (0.01)       0.60     0.64       0.36     0.40       0.19     0.22       0.73     0.78
                                 -------   -------     -------  -------    -------  -------    -------  -------    -------  -------
Distributions:
   Net investment income .....     (0.55)    (0.58)      (0.56)   (0.59)     (0.46)   (0.50)     (0.41)   (0.45)     (0.51)   (0.55)
   Net realized capital gains.     (0.09)    (0.09)      (0.06)   (0.06)     (0.01)   (0.01)     (0.13)   (0.13)     (0.18)   (0.18)
                                 -------   -------     -------  -------    -------  -------    -------  -------    -------  -------
   Total distributions .......     (0.64)    (0.67)      (0.62)   (0.65)     (0.47)   (0.51)     (0.54)   (0.58)     (0.69)   (0.73)
                                 -------   -------     -------  -------    -------  -------    -------  -------    -------  -------
Net Asset Value,
   End of Period .............   $ 16.97   $ 16.97     $ 17.64  $ 17.65    $ 17.66  $ 17.66    $ 17.77  $ 17.77    $ 18.12  $ 18.13
                                 =======   =======     =======  =======    =======  =======    =======  =======    =======  =======
Total Return .................     (0.20)%   (0.08)%      3.44%    3.70%      2.07%    2.26%      1.11%    1.29%      4.16%    4.40%
Ratios/Supplementary Data:
   Net Assets, End of Period
     (in thousands) ..........   $41,336   $45,248     $45,010  $49,853    $48,323  $53,540    $52,222  $56,313    $55,504  $61,048
   Ratios of Net Investment
     Income to Average
     Net Assets ..............      3.07%     3.25%       3.19%    3.39%      2.67%    2.86%      2.32%    2.55%      2.85%    3.03%
   Ratios of Net Expenses
     to Average Net Assets (b)      1.30%     1.12%       1.28%    1.08%      1.20%    1.01%      1.18%    0.95%      1.04%    0.86%
   Ratios of Expenses
     to Average Net Assets* ..      1.33%     1.14%       1.30%    1.10%      1.21%    1.02%      1.22%    0.99%      1.05%    0.87%
   Portfolio Turnover Rate (a)     69.87%    69.87%     134.56%  134.56%     52.14%   52.14%    100.38%  100.38%    202.77%  202.77%

----------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian or amounts reimbursed by the Administrator.

(a) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(b) Ratio as disclosed reflects the impact of custody fee credits from the custodian. Had the custody credits not been included the impact would have been to increase the ratios by 0.03%, 0.02%, 0.01%, 0.01%, and 0.01%, for the years 2008, 2007, 2006, 2005 and 2004, respectively.

    The accompanying notes are an integral part of the financial statements.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                          Notes to Financial Statements
                                February 29, 2008

1.   Organization:

     The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

     The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

     Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies adhered to by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

     Estimates and assumptions are required to be made regarding amounts of income and expenses, assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

     Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser").

     Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                February 29, 2008

New Accounting Pronouncements

     As required, effective August 30, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund's net assets or results of operations.

     In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. At this time, the Fund does not believe the adoption of SFAS 157 will significantly impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Security Transactions and Investment Income

     Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

Taxes

     The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. By distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal income or excise tax. Therefore, no federal income tax provision is required.

Distributions and Dividends

     Distributions to shareholders  from  net  investment  income  are  declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                February 29, 2008

     The amounts of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Determination of Net Asset Value and Allocation of Expenses

     In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on shares outstanding. Realized and unrealized gains and losses are allocated based on relative net assets.

Other

     The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income for the year ended February 29, 2008. The Fund could have invested such cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

3.   Purchases and Sales of Investment Securities:

     Purchases and sales of investment securities, excluding short-term investments, during the year ended February 29, 2008, amounted to $58,942,739 and $72,063,573, respectively. During the period, there were no purchases or sales of long-term U.S. Government Securities.

4.   Advisory Fees and Other Related Party Transactions:

     The Fund retains the Adviser to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee accrued daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

     The Adviser has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the year ended February 29, 2008, there was no reduction of advisory fees pursuant to this agreement.

     Citi Fund Services Ohio, Inc. ("Citi Ohio" or the "Administrator") and Citi Fund Services, Inc. ("Citi"), subsidiaries of Citi Investor Services, Inc., serves as the Fund's administrator, transfer agent and fund accountant. Prior to August 1, 2007, Citi Ohio and Citi were known as Bisys Fund Services Ohio, Inc. and Bisys Fund Services, Inc., respectively, Citi Ohio and Citi receive compensation for administration and fund accounting services at a rate of 0.15% and 0.03%, respectively, of average daily net assets of the Fund

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                February 29, 2008

(subject to certain minimum amounts), including reimbursement for certain expenses incurred. Fees received for transfer agency services are class specific and are based on the number of accounts per class. All fees are accrued daily and paid monthly.

     Under a Compliance Services Agreement between the Fund and Citi Ohio (the "CCO Agreement"), Citi Ohio makes an employee available to serve as the Fund's Chief Compliance Officer (the "CCO"). Under the CCO Agreement, Citi Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Fund's compliance program, including support services to the CCO. Expenses incurred are reflected on the Statement of Operations as "Compliance services fee". Citi Ohio pays the salary and other compensation earned by any such individuals as employees of Citi Ohio.

     Certain Officers and Trustees of the Fund are affiliated with the Adviser or the Administrator. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles. Each of the four non-interested Trustees who serve on both the Board and the Audit Committee are compensated $2,100 in retainer per quarter and a $900 fee for each regularly scheduled meeting, plus reimbursement for certain expenses. During the year ended February 29, 2008, actual Trustee compensation was $55,200 in total from the Fund.

5.   Concentration of Credit Risk:

     The Fund invests primarily in debt instruments of municipal issuers in New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

6.   Federal Income Tax Information:

     The tax character of dividends paid to shareholders during the fiscal year ended February 29, 2008 were as follows:

                           Distributions paid from
                          ------------------------
                                                                                         Total
                          Ordinary   Net Long-Term   Total Taxable    Tax Exempt     Distributions
                           Income    Distributions   Distributions   Distributions       Paid*
                          --------   -------------   -------------   -------------   -------------
The Empire Builder Tax
 Free Bond Fund           $424,427      $44,538        $468,965       $2,950,370      $3,419,335

     The tax character of dividends paid to shareholders during the fiscal year ended February 28, 2007 were as follows:

                          Distributions paid from
                          ------------------------
                                                                                         Total
                          Ordinary   Net Long-Term   Total Taxable    Tax Exempt     Distributions
                           Income    Distributions   Distributions   Distributions       Paid*
                          --------   -------------   -------------   -------------   -------------
The Empire Builder Tax
 Free Bond Fund           $55,404      $316,247        $371,651       $3,166,469      $3,538,120

----------
* Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                February 29, 2008

     As of February 29, 2008 the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                   Undistributed                                                            Total
                       Undistributed Undistributed   Long-Term                             Accumulated      Unrealized   Accumulated
                          Ordinary    Tax-Exempt      Capital    Accumulated Distributions Capital and    Appreciation/   Earnings/
                           Income       Income     Gains/Losses   Earnings      Payable    Other Losses (Depreciation)**   (Deficit)
                       ------------- ------------- ------------- ----------- ------------- ------------ ---------------- -----------
The Empire Builder Tax
 Free Bond Fund             $ --        $27,952        $ --        $27,952    $(14,255)     $(27,653)      $(241,298)    $(255,254)

     During the year February 29, 2008, the Empire Builder Tax Free Bond Fund will elect to defer post October losses of $27,653.

     As of February 29, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                       Tax       Net Unrealized
                                   Tax Unrealized   Unrealized    Appreciation
                        Tax Cost    Appreciation   Depreciation  (Depreciation)
                       ----------- --------------  ------------  --------------
The Empire Builder Tax
 Free Bond Fund        $76,698,613   $1,064,165    $(1,305,463)    $(241,298)

----------
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the difference between book and tax amortization methods for premium and market discount.

             Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Empire Builder Tax Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Empire Builder Tax Free Bond Fund (the "Fund") at February 29, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
April 11, 2008

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                February 29, 2008

Other Information (Unaudited)

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Securities and Exchange Commission's (the "Commission") website at http://www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(i) without charge, upon request, by calling 1-800-847-5886; and (ii) on the Commission's website at http://www.sec.gov.

     The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                Investment Advisory Contract Approval (Unaudited)
                               February 29, 2008

     The Fund's Advisory Agreement is subject to annual approval by (i) the vote of the Board or of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) the vote of a majority of the Trustees who are not interested persons of the Fund ("Independent Trustees"). The Advisory Agreement is terminable with respect to the Fund by the Adviser, the Fund, or a vote of a majority of the outstanding voting securities of the Fund, without penalty, on 60 days' prior written notice and will terminate automatically in the event of its assignment (as defined for purposes of the 1940 Act).

     The Trustees meet over the course of the year with investment advisory personnel from the Adviser and regularly review detailed information regarding the investment program and performance of the Fund. The Trustees met in June 2007 to consider the continuation of the Fund's Advisory Agreement. In connection with this meeting, the Trustees received materials to assist them with their review. These materials included, among other things, (i) information on the Fund's investment performance and the performance of a group of similar mutual funds (some of which was prepared by a third party); (ii) information on the Fund's advisory fees and other expenses, including information comparing the Fund's expenses to a group of similar funds (which was prepared by a third party) and information about any applicable fee waiver and expense reimbursement and fee "breakpoints"; and (iii) information about the profitability of the Advisory Agreement to the Adviser. In considering whether to approve the continuation of the Advisory Agreement, the Board did not identify any single factor as determinative. Rather, the board weighed and balanced all of the factors considered. Matters considered by the Board included the factors described below. In their evaluation of these factors, the Independent Trustees were advised by counsel independent of the Fund and the Adviser and had the opportunity to ask questions of or request information from the Adviser.

     The Board considered the fees charged by the Adviser to the Fund under the Advisory Agreement. The Adviser furnished information to the Board compiled by a third party showing a comparison of the Adviser's fee rate for the Fund compared to a group of similar mutual funds selected by the third party. The data showed that the Fund's advisory fee rate is below the median and the average of the comparative fund group. The data also indicated that the Fund's total expense ratio was higher than the median and average of the comparative fund group. The Board considered that the Fund, because it was smaller than most of the funds to which it was being compared, could not take advantage of economies of scale (which can reduce fund expenses) to the same extent as those larger funds. The Board took note of their earlier discussions regarding the size of the Fund, the impact of size on expense ratios and the additional information they had requested from the Adviser. The Board also discussed the Fund's decline in net assets over the preceding several years and the resulting increase in the Fund's expense ratio and steps the Adviser might take to stabilize the Fund's net assets. They further considered the affect of the interest rate environment and macro-economic trends on Fund sales, and noted differences between the Fund and other intermediate New York municipal bond funds including (i) the Fund is generally managed conservatively and is generally less volatile than other, similar funds, (ii) the Fund does not invest in bonds subject to the alternative minimum tax, and (iii) the Fund does not pay a sales load or distribution or service fee. The Adviser also provided information about the costs to it of providing services to the Fund and information about its profitability with respect to its management of the Fund. In reviewing the fees payable

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                               February 29, 2008

under the Advisory Agreement, the Board also took into account so-called "fallout benefits" to the Adviser, such as the convenience to investors in the Adviser's New York tax exempt unit investment trusts of the availability of the Fund for automatic investment of amounts distributed from the unit investment trusts. The Board also considered the demands and complexity of the investment management of the Fund, and the fact that profitability could be affected by the salaries paid to persons with an ownership interest in the Adviser. After considering these and other relevant factors, the Trustees concluded that the fees and expenses of the Fund, the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from their relationship with the Fund were not excessive or unreasonable and supported the renewal of the Advisory Agreement.

     The Board considered to what extent economies of scale would likely be realized as the Fund grows. The Board noted that the advisory fee is currently subject to a breakpoint, and that the advisory fee is subject to further reduction if the Fund's total expenses exceed an expense cap. As noted above, the Board also considered that the Fund's small size did not permit it to take advantage of economies of scale to the same extent as larger funds. After considering these and other relevant factors, the Board concluded that these factors supported the renewal of the Advisory Agreement.

     The Board reviewed performance information for the Fund for various periods. That review included an examination of a comparison of the fund's performance to the performance of a group of other New York municipal debt mutual funds selected by a third party. The Board noted that the performance of the Fund was below the median and average performance of the funds in the comparative group. They further noted that the Adviser had provided reasons for the performance disparity, including the Adviser's belief that it had been prudent to reduce the risk of the Fund by causing the Fund to take a relatively defensive investment approach, which reduced Fund returns. Further, the Board noted that at least part of the underperformance could be attributed to the Fund's higher expenses, which stem from the Fund's small size. After considering these and other relevant factors, the Board concluded that these factors supported the renewal of the Advisory Agreement.

     The Board considered the nature, extent and quality of the services provided by the Adviser. In this regard, the Board took into account the experience of the Fund's portfolio management team and of the Adviser's senior management, and the time and attention devoted to the Fund. After considering these and other relevant factors, the Board concluded that these factors supported the renewal of the Advisory Agreement.

     After considering all of the information described above, the Board at the meeting unanimously voted to approve the continuation of the Advisory Agreement, including the advisory fees proposed in connection with that continuation.

THE MANAGEMENT (Unaudited)


                                                        Independent Trustees

                                                                                                     Number of
                                                                                                     Portfolios
                               Positions                                                            Overseen for
                               Held With                                                             The Empire      Directorships
                               The Empire       Term of                                               Builder        Held Outside
Name, Address, and         Builder Tax Free  Office/Length          Principal Occupation(s)           Tax Free         the Fund
Birthdate                      Bond Fund     of time served         During the Past 5 Years           Bond Fund         Complex
-------------------        ----------------  -------------- -------------------------------------   ------------ ------------------
EDWARD A. FALKENBERG            Trustee          Since      Principal, ACME Real Estate                   1             None
23 Oak Lane                                    June 1989    (1998 to present)
Scarsdale, NY 10583
09/40

EDWARD A. KUCZMARSKI            Trustee          Since      Certified Public Accountant,                  1          Director of
Hays & Company                                 April 1984   Managing Partner, Hays & Company                          New York
477 Madison Ave., 10th Flr                                  LLP (1980 to present)                                  Daily Tax-Free
New York, NY 10022                                                                                               Income Fund, Inc.,
11/49                                                                                                            the ISI Fund Group,
                                                                                                                 and 9 Funds within
                                                                                                                  the Reich & Tang
                                                                                                                       Complex

CAROLINE E. NEWELL              Trustee          Since      Head, Park Ave. Christian Church              1          Director of
PACCDS                                         April 1984   Day School (2001 to present); Head,                       New York
1010 Park Ave.                                              Le Chateau des Enfants                                 Daily Tax-Free
New York, NY 10028                                          (1991 to present)                                     Income Fund, Inc.
07/40

JOHN P. STEINES, JR.            Trustee          Since      Professor of Law, New York University         1          Director of
NYU School of Law, Rm 430                     August 1984   School of Law (1978 to present) and                       New York
40 Washington Square. So.                                   Counsel, Kronish, Lieb, Weiner & Hellman               Daily Tax-Free
New York, NY 10012                                          (law firm) (2004 to present); Counsel,                Income Fund, Inc.
10/48                                                       Deloitte & Touche LLP (2001 to 2004)

                                                         Interested Persons

SETH M. GLICKENHAUS*            Trustee          Since      General Partner of Glickenhaus & Co.          1             None
546 Fifth Avenue, 7th Floor   Chairman of      April 1984   (1961 to present)
New York, NY 10036-5000        the Board
03/14                        and President

----------
* Mr. Glickenhaus is an "interested person" (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) of the Fund because he is a General Partner of Glickenhaus & Co., the Adviser.

                                                        Officers of the Fund

MICHAEL J. LYNCH              Senior Vice      Indefinite,    Director, Unit Trust Department
546 Fifth Avenue, 7th Floor    President          since       Glickenhaus & Co. (1997 to Present)
New York, NY 10036                              March 1997
07/62

DANIEL J. IGO                  Secretary       Indefinite,    Project Manager and Assistant Vice President, Citi Fund Services
100 Summer Street                                 since       (4/2007 - present); Compliance Manager, Citi CCO Compliance
Ste. 1500                                     December 2007   Services (7/2006 - 3/2007); Legal Services Manager, Citi Fund
Boston, MA 02110                                              services (2004 - 2006); Manager, State Street Research and
09/70                                                         Management Company (2003 - 2004); and Senior Manager,
                                                              Columbia Management Group, Inc. (2002 - 2003)

AARON J. MASEK                 Treasurer       Indefinite,    Mr. Masek is a Senior Vice President of Citi Fund Services, Inc.
3435 Stelzer Road                                 since       (formerly called BISYS Fund Services, Inc.) since 2005 and
Columbus, Ohio 43219                            June 2005     has been employed by Citi in various other roles since 1997.
01/74

FREDERICK J. SCHMIDT             Chief       Since June 2004  Senior Vice President and Chief Compliance
585 Stewart Avenue             Compliance     Term of Office  Officer, CCO Services of BISYS Fund Services
Garden City, NY 11530          and Anti-       expires 2009   since 2004; Chief Compliance Officer of four other
07/59                            Money                        investment companies or fund complexes for which CCO
                               Laundering                     Services of BISYS Fund Services provides compliance
                                Officer                       services, since 2004; President, FJS Associates
                                                              (regulatory consulting firm) from 2002 to 2004; Vice
                                                              President, Credit Agricole Asset Management, U.S.
                                                              from 1987 to 2002

                                     [LOGO]
                                 EMPIRE BUILDER

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

                                     [LOGO]
                                 EMPIRE BUILDER
                               TAX FREE BOND FUND
                                  Annual Report
                                February 29, 2008

                       Investment Adviser and Distributor
                                Glickenhaus & Co.
                                546 Fifth Avenue
                                    7th Floor
                            New York, New York 10036

                                 Fund Accountant
                            Citi Fund Services, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                        Transfer Agent and Administrator
                          Citi Fund Services Ohio, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                                    Custodian
                          State Street Bank & Trust Co.
                             800 Pennsylvania Avenue
                                    5th Floor
                        Kansas City, Missouri 64105-1307

                                  Legal Counsel
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

                             Independent Registered
                             Public Accounting Firm
                           PricewaterhouseCoopers LLP
                                41 S. High Street
                              Columbus, Ohio 43215

                                Customer Service
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of The Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

541763

Item 2. Code of Ethics.

      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

      (b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Edward A. Kuczmarski, who is "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

                           Current Year                       Previous Year
                           ------------                       -------------
Audit Fees                 $  35,000                          $  33,000
Audit-Related Fees         $   2,750                          $   2,750
Tax Fees                   $   9,000                          $   4,250
All Other Fees             $       0                          $       0

[Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.]

[(e) If any of the services were NOT pre-approved, but otherwise approved by the audit committee, disclose the percentage of each catgegory above.]

[(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.]

[(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.]

[(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.]

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management  Investment  Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund

By (Signature and Title)*  /s/ Aaron Masek
                           ------------------------------
                           Aaron Masek, Treasurer

Date May 9, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Seth M. Glickenhaus
                           ------------------------------
                           Seth M. Glickenhaus, President

Date May 9, 2008

By (Signature and Title)*  /s/ Aaron Masek
                           ------------------------------
                           Aaron Masek, Treasurer
Date May 9, 2008

* Print the name and title of each signing officer under his or her signature.